UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21865

Nakoma Mutual Funds
(Exact name of registrant as specified in charter)

8040 Excelsior Drive, Suite 401
Madison, WI 53717
 (Address of principal executive offices)(zip code)

Daniel Pickett
Nakoma Capital Management, LLC
8040 Excelsior Drive, Suite 401
Madison, WI 53717
 (Name and address of agent for service)

Registrant's telephone number, including area code: (608) 831-8814

Date of fiscal year end: May 31

Date of reporting period: February 28, 2011

Item 1.	Schedule of Investments

NAKOMA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT -
February 28, 2011 (Unaudited)

COMMON STOCKS – 47.3% Description	Shares	Value
Consumer Discretionary – 1.8%
Specialty Retail – 1.8%
GameStop Corp., Class A (1)	68,400	$1,364,580
O'Reilly Automotive, Inc. (1)	11,200	622,496
		1,987,076
Consumer Staples – 1.5%
Food Products – 1.5%
Kellogg Co.	31,300	1,676,428

Energy – 4.3%
Energy Equipment & Services – 1.9%
Weatherford International, Ltd. (1)	90,500	2,188,290
Oil, Gas & Consumable Fuels – 2.4%
Suncor Energy, Inc.	57,800	2,717,756
		4,906,046
Health Care – 4.1%
Life Sciences Tools & Services – 4.1%
Agilent Technologies, Inc. (1)	52,900	2,226,032
Thermo Fisher Scientific, Inc. (1)	42,840	2,391,329
		4,617,361
Industrials – 6.1%
Air Freight & Logistics – 2.7%
United Parcel Service, Inc., Class B	41,400	3,055,320
Machinery – 2.1%
Lindsay Corp.	33,100	2,337,191
Trading Companies & Distributors – 1.3%
GATX Corp.	42,600	1,477,794
		6,870,305
Information Technology – 11.8%
Computers & Peripherals – 4.5%
Apple, Inc. (1)	8,000	2,825,680
NCR Corp. (1)	116,400	2,223,240
		5,048,920
Software – 7.3%
Adobe Systems, Inc. (1)	62,900	2,170,050
Microsoft Corp.	123,300	3,277,314
Take-Two Interactive Software, Inc. (1)	177,200	2,847,604
		8,294,968
		13,343,888
Materials – 11.4%
Chemicals – 6.0%
Albemarle Corp.	36,400	2,095,184
Monsanto Co.	26,000	1,869,140
Potash Corp. of Saskatchewan, Inc.	46,200	2,845,920
		6,810,244
Metals & Mining – 5.4%
AK Steel Holding Corp.	84,100	1,343,918
Allegheny Technologies, Inc.	28,200	1,891,656

NAKOMA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT –
continued

Newmont Mining Corp.	51,500	$2,846,405
		6,081,979
		12,892,223

Telecommunication Services – 6.3%
Diversified Telecommunication Services – 6.3%
Qwest Communications International, Inc.	435,000	2,966,700
Verizon Communications, Inc.	113,100	4,175,652
		7,142,352

TOTAL COMMON STOCKS (Cost $40,927,940)		53,435,679

SHORT-TERM INVESTMENTS – 89.5%
UMB Bank Money Market Fiduciary, 0.010% (2)(3)	101,177,234	101,177,234

Total Short-Term Investments (Cost $101,177,234)		101,177,234

Total Investments – 136.8% (Cost $142,105,174)		154,612,913

Segregated Cash with Brokers – 9.3%		10,435,149
Securities Sold Short – (45.8)%		(51,759,465)
Liabilities in Excess of Other Assets – (0.3)%		(289,388)
Total Net Assets – 100.0%		$112,999,209

(1) Non-income producing security.
(2) Variable rate security; the coupon rate represents the rate at February 28, 2011.
(3) As of the period ended February 28, 2011, cash value of $65,181,599 was held in a segregated account as collateral for securities sold short.
Percentages indicated are based on net assets.
The accompanying notes are an integral part of the schedule of investments.

NAKOMA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT –
continued

COMMON STOCKS SOLD SHORT– 42.0% Description	Shares	Value
Consumer Discretionary – 11.5%
Automobiles – 1.1%
General Motors Co. (1)	37,200	$1,247,316
Hotels, Restaurants & Leisure – 2.9%
Penn National Gaming, Inc. (1)	48,300	1,727,691
PF Chang's China Bistro, Inc.	32,800	1,523,232
		3,250,923
Household Durables – 1.5%
Mohawk Industries, Inc. (1)	28,780	1,672,406
Internet & Catalog Retail – 1.9%
NetFlix, Inc. (1)	10,500	2,170,035
Specialty Retail – 1.9%
Urban Outfitters, Inc. (1)	54,800	2,103,224
Textiles, Apparel & Luxury Goods – 2.2%
True Religion Apparel, Inc. (1)	106,100	2,521,997
		12,965,901
Consumer Staples – 1.3%
Household Products – 1.3%
Church & Dwight Co., Inc.	19,200	1,448,448

Health Care – 2.3%
Health Care Equipment & Supplies – 2.3%
Wright Medical Group, Inc. (1)	98,900	1,565,587
Zimmer Holdings, Inc. (1)	17,200	1,072,248
		2,637,835
Industrials – 3.2%
Aerospace & Defense – 1.8%
Precision Castparts Corp.	14,600	2,069,550
Machinery – 1.4%
Manitowoc Co., Inc.	80,200	1,588,762
		3,658,312
Information Technology – 11.2%
Communications Equipment – 1.2%
Research In Motion, Ltd. (1)	19,800	1,309,572
Electronic Equipment & Instruments – 4.6%
AU Optronics Corp. - ADR (1)	256,730	2,305,435
Garmin, Ltd.	48,200	1,636,390
LG Display Co., Ltd. - ADR (1)	81,700	1,305,566
		5,247,391
Semiconductors & Semiconductor Equipment – 2.6%
Fairchild Semiconductor International, Inc. (1)	46,100	811,821
Lam Research Corp. (1)	38,800	2,130,120
		2,941,941
Software – 2.8%
Citrix Systems, Inc. (1)	27,000	1,894,320
Salesforce.com, Inc. (1)	9,300	1,230,111
		3,124,431
		12,623,335

NAKOMA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT –
continued

Materials – 7.3%
Metals & Mining – 6.0%
Aluminum Corp. of China, Ltd. - ADR (1)	51,800	$1,271,172
Carpenter Technology Corp.	42,400	1,762,992
Southern Copper Corp.	39,800	1,684,336
United States Steel Corp.	36,700	2,109,883
		6,828,383
Paper & Forest Products – 1.3%
Domtar Corp.	16,700	1,459,580
		8,287,963
Telecommunication Services – 5.2%
Diversified Telecommunication Services – 3.2%
AT&T, Inc.	129,400	3,672,372
Wireless Telecommunication Services – 2.0%
Telephone & Data Systems, Inc.	65,800	2,214,170
		5,886,542

Total Common Stocks Sold Short (Proceeds $42,112,973)		47,508,336

EXCHANGE-TRADED FUNDS SOLD SHORT – 3.8%
Industrial Select Sector SPDR Fund	75,100	2,779,451
SPDR S&P Retail ETF	29,900	1,471,678

Total Exchange-Traded Funds Sold Short (Proceeds $3,844,487)		4,251,129

TOTAL SECURITIES SOLD SHORT (Proceeds $45,957,460)		$51,759,465

(1) Non-income producing security.
ADR - American Depositary Receipt
ETF – Exchange – Traded Fund
Percentages indicated are based on net assets.
The accompanying notes are an integral part of the schedule of investments.

NAKOMA ABSOLUTE RETURN FUND
NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT-
February 28, 2011 (Unaudited)

Federal Income Taxes

At February 28, 2011, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for Federal income tax purposes were as follows:

Cost of investments	$142,107,927
Proceeds from securities sold short	(45,653,431)
Unrealized appreciation	$13,364,718
Unrealized depreciation	(6,965,766)
Net unrealized appreciation (depreciation) on investments and securities sold short	$6,398,952

The difference between cost amounts for financial statement and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Footnote Disclosure

U.S. GAAP establishes a hierarchy that prioritizes the various inputs used in determining the value of the Fund’s investments. The three broad levels of the hierarchy are described below:

●	Level 1 – quoted prices for active markets for identical securities;
●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);
●	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011:

Nakoma Absolute Return Fund

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks*	$53,435,679	$-	$-	$53,435,679
Short-Term Investments	101,177,234	-	-	101,177,234
Total Investments	$154,612,913	$-	$-	$154,612,913

Common Stocks Sold Short*	47,508,336	-	-	47,508,336
Exchange-Traded Funds Sold Short	4,251,129	-	-	4,251,129
Total Securities Sold Short	$51,759,465	$-	$-	$51,759,465

* Please refer to the Schedule of Investments and Securities Sold Short to view common stocks segregated by industry type.

The Fund did not hold any Level 2 or Level 3 securities during the quarter ended February 28, 2011.

Item 2.	Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to him by others within the Registrant and by the Registrant’s service providers.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)
Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nakoma Mutual Funds

/s/ Daniel Pickett
By: Daniel Pickett
President
April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Daniel Pickett
By: Daniel Pickett
President
(Principal Executive and Principal Financial Officer)
April 15, 2011